Investment and Fair Value Measurement (Details) - Schedule of Fair Value Reconciliation of Level 3 Assets - Level 3 [Member] - Fair value recurring [Member] - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 77,200	$ 77,200
Ending balance		77,200
Impairment	(77,200)
Change in unrealized appreciation, net
Net change in unrealized appreciation relating to investments still held